RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of March 31, 2026 and September 30, 2025 and, and transactions for the six months ended March 31, 2026 and 2025 are identified as follows:

(1)	Related party with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zheng, Huiyi	Chief Executive Officer (“CEO”), Chairman of the Board of Directors
Bao, Qihong	Chief Technology Officer (“CTO”) and Director of the Company
Carrie Choy	A senior officer of the Company
Shanghai Borui Finance Information Limited	An entity controlled by CEO of the Company

SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS

Purchases from a related party

	For the six months ended March 31,
	2026	2025
	(Unaudited)

Shanghai Borui Finance Information Limited - software development	$—	$253,388
Shanghai Borui Finance Information Limited- research and development	991,571	—
Total	$991,571	$253,388

The related party provided IT professional outsourcing service to the Company for the Company’s software development purpose or research and development purpose.

Cash advanced from related parties

	For the six months ended March 31,
	2026	2025
	(Unaudited)

Zheng, Huiyi	$—	$62,605
Carrie Choy	—	13,000
Total	$—	$75,605

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 — RELATED PARTY BALANCES AND TRANSACTIONS (continued)

Repayments of amounts due to related parties

	For the six months ended March 31,
	2026	2025
	(Unaudited)
Zheng, Huiyi	$99,734	$—
Bao, Qihong	198,000	—
Carrie Choy	193,987	—
Total	$491,721	$—

(3)	Amounts due to related parties

	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Amounts due to related parties
Zheng, Huiyi	$—	$99,734
Bao, Qihong(1)	370,000	568,000
Carrie Choy	—	193,987
Shanghai Borui Finance Information Limited (2)	40,024	—
Total	$410,024	$861,721

(1)	The amounts due to Bao, Qihong are interest free with amount of $370,000at maturity date of September 23, 2026. The loans can be extended for another year upon the Company’s request. On February 16, 2026, both parties agreed to extend the loan for another year, with the extended repayment date to be September 22, 2027.
(2)	The amounts represent the payable expense to the Shanghai Borui, which provided IT professional outsourcing service to the Company for the Company’s software development purpose or research and development purpose.